Supplementary Financial Information - Asset Retirement and Mining Reclamation Obligations (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2016	Sep. 30, 2017	Oct. 02, 2016	Dec. 31, 2015	Oct. 03, 2016
Successor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		$ 1,718	$ 1,726
Additions:
Accretion		14	41
Adjustment for change in estimates	[1]		7
Reductions:
Payments		(6)	(23)
Ending balance, Liability		1,726	1,751	$ 1,718
Less amounts due currently		(55)	(85)
Noncurrent liability at end of period		1,671	1,666			$ 1,663
Successor | Nuclear Plant Decommissioning [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		1,192	1,200
Additions:
Accretion		8	23
Reductions:
Payments			0
Ending balance, Liability		1,200	1,223	1,192
Noncurrent liability at end of period		1,200	1,223
Successor | Mining Land Reclamation [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		374	375
Additions:
Accretion		5	14
Adjustment for change in estimates	[1]		3
Reductions:
Payments		(4)	(23)
Ending balance, Liability		375	369	374
Less amounts due currently		(53)	(83)
Noncurrent liability at end of period		322	286
Successor | Other Asset Retirement Obligations [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		152	151
Additions:
Accretion		1	4
Adjustment for change in estimates	[1]		4
Reductions:
Payments		(2)	0
Ending balance, Liability		151	159	152
Less amounts due currently		(2)	(2)
Noncurrent liability at end of period		149	$ 157
Predecessor
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		860		830	$ 614
Additions:
Accretion				43	51
Adjustment for change in estimates				1	70
Reductions:
Payments				(40)	(58)
Ending balance, Liability				860	830
Less amounts due currently				(51)	(66)
Noncurrent liability at end of period				809	764	$ 809
Predecessor | Nuclear Plant Decommissioning [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		530		508	413
Additions:
Accretion				22	25
Adjustment for change in estimates					70
Reductions:
Ending balance, Liability				530	508
Noncurrent liability at end of period				530
Predecessor | Mining Land Reclamation [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		208		215	165
Additions:
Accretion				16	20
Reductions:
Payments				(37)	(54)
Ending balance, Liability				208	215
Less amounts due currently				(50)
Noncurrent liability at end of period				158
Predecessor | Other Asset Retirement Obligations [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance, Liability		$ 122		107	36
Additions:
Accretion				5	6
Adjustment for change in estimates				1
Reductions:
Payments				(3)	(4)
Ending balance, Liability				122	$ 107
Less amounts due currently				(1)
Noncurrent liability at end of period				$ 121

[1]	Relates to the impacts of accelerating the ARO associated with the planned retirement of the Monticello plant (see Note 17).